Annual Total Returns[BarChart] - Invesco VI Government Securities Fund - Series I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	7.91%	2.47%	(2.62%)	4.14%	0.34%	1.23%	1.96%	0.56%	6.07%	6.27%